Expense Example - TCW Securitized Income ETF - TCW Securitized Income ETF	Sep. 14, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	129
Expense Example, with Redemption, 5 Years	227
Expense Example, with Redemption, 10 Years	$ 516